LONG-TERM INVESTMENTS	12 Months Ended
Dec. 31, 2011
LONG-TERM INVESTMENTS
8.	LONG-TERM INVESTMENTS

Cost method investments

In 2008 the Group entered into agreements to exchange advertising time slots for an equity interest. The fair values of cost method investments were more readily determinable than the revenue exchanged, and therefore, the revenues were recognized based on the fair values of the cost method investments. For the years ended December 31, 2008, 2009, 2010, and 2011, the amounts of the revenue recognized under non-monetary transactions in exchange for investments in cost method investments were US$3,545, US$190, nil and nil, respectively

The Group uses the cost method of accounting to record its cost method investments since the Group does not have the ability to exercise significant influence over the operating and financial policies. The Group periodically reviews the investment for other-than-temporary impairment.

The Group measures its cost method investments at fair value when they are deemed to be other-than-temporarily impaired. The fair values of the Group’s cost method investments are determined based on valuation techniques using the best information available. An impairment charge is recorded when the cost of the investment exceeds its fair value and this condition is determined to be other than temporary. During the years ended December 31, 2009, 2010 and 2011, impairment charges of US$1,940, US$1,810 and nil were recognized, respectively. The fair value of the cost method investments is nil as of December 31, 2010 and December 31, 2011.

Equity method investments

	00,000	00,000
	As of December 31,
	2010	2011
Chongqing Changhui Culture Co., Ltd.	—	929
Wasu Digital Co., Ltd	—	457
Chunqiu Charm Culture	—	59

Total	—	1,445

In April 2011, the Group formed a joint venture of Chongqing Changhui Culture Co., Ltd (“Chongqing Changhui “) with a third party, to explore and promote the travel and tourism advertising market. The Group owned 45% equity interest with a total cash contribution of US$697. As the Group was able to exercise significant influence on Chongqing Changhui, the Group recorded it under equity method investment. The Group recorded its shares of the operating profit in Chongqing Changhui at US$207 for the period from April 2011 to December 31, 2011.

In May 2011, the Group formed a joint venture of Wasu Digital Co., Ltd (“Wasu”) with a third party, to enhance its digital media. The Group owned 65% equity interest with a total cash contribution of US$434 and another US$206 will be paid in the following year. The Group does not have a control according to the shareholders’ agreement as the operating and financing decisions require an approval of at least two thirds of the Board of Directors. And accordingly the Group recorded it under equity method investment. The Group recorded its shares of the operating loss in Wasu at US$183 for the period from May 2011 to December 31, 2011.

In July 2011, the Group formed a joint venture of Chunqiu Charm Culture Co., Ltd, (“Chunqiu Charm Culture”) with a third party, to explore the film industry. The Group owned 51% equity interest with a total cash contribution of US$79. The Group does not have a control according to the shareholders’ agreement as the operating and financing decisions require an approval of at least two thirds of the Board of Directors. And accordingly the Group recorded it under equity method investment. Chunqiu Charm Culture has not had any significant operations and was in operation loss during the period from July 2011 to December 31, 2011. The Group recorded its shares of the operating loss at US$22 for the period.